Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 5. COMMITMENTS AND CONTINGENCIES
Leases
On December 23. 2020, the Company entered into a
5-year
term lease agreement which commenced on January 1, 2021. On April 1, 2021, the lease was amended to include additional space. The annual rent expense is approximately $1.1 million.
At June 30, 2021, the Company had operating lease liabilities of approximately $4.2 million and right of use assets of approximately $4.2 million, which were included in the condensed consolidated balance sheets.
The following summarizes quantitative information about the Company’s operating leases (amounts in thousands):

For the Six Months ended June 30, 2021
Lease cost
Operating lease cost	$83
Variable lease cost	—

Total operating lease expense	$83

Other information
Operating cash flows from operating leases	$70
Right-of-use assets obtained in exchange for operating lease liabilities	$4,166
Weighted-average remaining lease term – operating leases (years)	4.5
Weighted-average discount rate – operating leases	8%

As of June 30, 2021, future minimum payments during the next five years and thereafter are as follows (in thousands):

Remaining period ended December 31, 2021	$266
Year ended December 31, 2022	1,015
Year ended December 31, 2023	1,236
Year ended December 31, 2024	1,284
Year ended December 31, 2025	1,336

Total	5,137
Less present value discount	(919)

Operating lease liabilities included in the Condensed Consolidated Balance Sheet at June 30, 2021	$4,218

8. Commitments and Contingencies
Litigation
The Company is not currently a party to any material legal proceedings and is not aware of any pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.
Commitments
On December 23. 2020, the Company entered into a
5-year
term lease agreement which commenced on January 1, 2021. The annual rent expense is approximately $847,000.
The Company’s future minimum lease payments are as follows as of December 31, 2020 (in thousands):

Year Ended December 31,
2021	$248
2022	807
2023	1,020
2024	1,060
2025	1,102

Total	$4,237